Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Tax Credit Carryforward [Line Items]
Federal and state net operating loss carryforwards	$ 6,800,000
Federal and state net operating loss carryforwards, expiring date	Dec. 31, 2024
Net operating loss carryforwards, limit description	The United States Tax Reform Act of 1986 contains provisions that may limit the Company's net operating loss carryforwards available to be used in any given year in the event of significant changes in the ownership interests of significant stockholders, as defined. The effect of an ownership change would be the imposition of an annual limitation on the use of NOL carryforwards attributable to periods before the change. The amount of the annual limitation depends upon the value of the Company immediately before the change, changes to the Company's capital during a specified period prior to the change, and the federal published interest rate.
Uncertain tax positions
Federal research and development tax credit carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 436,000
Tax credit carryforwards, expiring date	Dec. 31, 2024